CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
SALES, NET:
Wholesale and online sales, net	$ 1,894,822	$ 2,673,926	$ 4,872,553	$ 13,547,792
Retail sales, net	984,323		2,486,516
Total Sales	2,879,145	$ 2,673,926	7,359,069	$ 13,547,792	$ 15,279,859	$ 25,990,228
Cost of sales wholesale and online	1,517,327	$ 2,026,422	4,215,138	$ 10,400,944
Cost of sales retail	343,528		948,432
Cost of goods sold					14,497,254	16,300,333
GROSS PROFIT	1,018,290	$ 647,504	2,195,499	$ 3,146,848	782,605	9,689,895
EXPENSES:
Advertising	101,088	671,817	273,663	1,815,450	2,374,329	2,264,807
Selling, general and administrative	3,364,475	$ 2,626,638	9,852,329	$ 7,838,380	11,126,759	6,464,969
Retail kiosk closing cost	430,334		719,972
Total operating expenses	3,895,897	$ 3,298,455	10,845,964	$ 9,653,830	13,501,088	8,729,776
Operating (loss) income	(2,877,607)	$ (2,650,951)	(8,650,465)	$ (6,506,982)	$ (12,718,483)	960,119
Other expense:
Induced conversion expense						299,577
Costs associated with underwritten offering (see Note 7)	(5,279,003)		(5,279,003)
Amortization of debt discounts	(67,797)		(833,035)		$ (156,250)	$ (102,500)
Amortization of deferred financing costs	(32,857)		(144,903)		(17,458)
Loss on debt extinguishment	(1,544,044)		(1,544,044)
Non-cash change in fair value of derivatives	45,209,758		47,405,025
Stock-based expense in connection with waiver agreements	(1,757,420)		(3,871,309)
Interest income	7,183		8,499		(348,975)	$ (383,981)
Interest expense	(23,244)	$ (8,107)	(101,449)	$ (65,723)
Interest expense-related party	(10,212)		(80,545)
Total other income (expense)	36,502,364	$ (8,107)	35,559,236	$ (65,723)	(366,433)	(683,558)
Income (loss) before for income tax benefit	$ 33,624,757	(2,659,058)	$ 26,908,771	(6,572,705)	(13,084,916)	276,561
Income tax expense		(2,177,057)		(767,333)	(767,333)	524,791
NET INCOME (LOSS)	$ 33,624,757	$ (4,836,115)	$ 26,908,771	$ (7,340,038)	$ (13,852,249)	$ 801,352
Deemed dividend	(38,068,021)		(38,068,021)
NET LOSS ALLOCABLE TO COMMON SHAREHOLDERS	$ (4,443,264)	$ (4,836,115)	$ (11,159,250)	$ (7,340,038)
LOSS PER SHARE -BASIC AND DILUTED	$ (0.55)	$ (1.47)	$ (1.73)	$ (2.24)
BASIC (LOSS) EARNINGS PER COMMON SHARE					$ (4.22)	$ 0.31
DILUTED (LOSS) EARNINGS PER COMMON SHARE					$ (4.22)	$ 0.30
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING-BASIC AND DILUTED	8,050,317	3,297,812	6,457,981	3,274,452
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC					3,283,030	2,563,697
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED					3,283,030	2,637,273